UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2001

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name: Atlantic Investment Management, Inc.

            Address: 666 Fifth Avenue, 34th Floor, New York, NY 10103
           -----------------------------------------------------------



                         Form 13F File Number: 028-06437
                        --------------------------------
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,
                      correct and complete, and that it is
                       understood that all required items,
                    statements, schedules, lists, and tables,
                        are considered integral parts of
                                   this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Alexander J. Roepers

Title:              President

Phone:              212-484-5050

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers

New York, NY

November 14, 2001


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                              Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                 1

Form 13F Information Table Value Total:              $454     (thousands)


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:                     None





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

                                             FORM 13F INFORMATION TABLE


 Name of Issuer                Title of Class   CUSIP       Value    Shares or  SH/ Put/  Investment  Other       Voting Authority
                                                           (x$1000)  Prin. Amt. PRN Call  Discretion Managers Sole  Shared   None


Terex Corp.                     COM             880779103   $454     25,500     SH           SOLE              25,500